PRESIDENT'S LETTER

Dear Oberweis Funds Shareholder:

More good news! The first half of 2000 seems to have confirmed a gradual trend towards smaller, profitable companies. We believe this trend, with numerous interruptions, is likely to continue for several years. For the first half, the Micro-Cap Portfolio (OBMCX) gained 7.32%, the Emerging Growth Portfolio (OBEGX) gained 14.69%, and the Mid-Cap Portfolio (OBMDX) gained 19.02%. During the same period, the S&P 500 lost 0.42% and the Russell 2000 gained 3.04%. The gains, of course, occurred in the first quarter with part of the first quarter's gains being returned in the second quarter (except for Mid-Cap which actually managed a further 3.21% gain in the second quarter). No one can guarantee that the extraordinarily rapidly growing companies that your fund invests in will be the stocks that outperform the market in any particular year, but we believe that a widely diversified portfolio of these stocks has the potential to outperform the S&P 500 and Russell 2000 over long periods of time (five to ten years).

In a few years when we look back on the 1990's, we are likely to recognize a decade when excessive optimism produced a stock market with the highest valuations in history for large-cap stocks and unprofitable Internet stocks. Just as the go-go years of the 1960's were followed by the large-cap "nifty-fifty" years of the early seventies which were followed by amazing years for small-caps in the late 1970's and early 1980's, so, too, will the "exuberant" 1990's likely be followed by a return to outperformance by small-caps. We believe that process has begun. Small-cap stocks seem to offer much better value, partly because they did not fully participate in the consecutive 20% plus annual gains of the late 1990's recorded by the S&P 500. However, since October 8, 1998, the Russell 2000 (a widely used small-cap stock index) has outperformed the S&P 500 by approximately 15 percentage points, though not without some wild swings in between.

A second clear change in market sentiment that has become apparent this year is that earnings do indeed matter. The high flying, money losing Internet stocks of last year are frequently down 50-80% from last year's highs. But some Internet companies are starting to report significant profits. Those profitable companies that meet our investment Octagon are carefully considered for inclusion in our portfolios.

        Average Annual Total Returns
              as of 6/30/00
              -------------

            One          Five      Ten Years /
Fund        Year         Years     Since Inception
--------------------------------------------------
OBEGX      +56.57%     +16.71%     +17.14%
OBMCX      +28.03%         -       +14.21%*
OBMDX     +107.78%         -       +37.68%*

While some observers might conclude that those performance numbers would indicate that the Mid-Cap Portfolio is the best to own, I would suggest owning all three, especially focusing on the Emerging Growth and Micro-Cap Portfolios since we believe investor interest has moved from big-cap to mid-cap and is now starting to move towards small-cap. When we look at the three portfolios, we see that while all three have revenue and earnings growth rates of approximately 70%+ in the most recent quarter, the weighted average price to earnings ratio on this year's estimated earnings for Mid-Cap is 38, compared to 25 for Emerging Growth and only 18 for Micro-Cap. The weighted average market cap for Mid-Cap was $2.8 billion; for Emerging Growth, $1.3 billion; and for Micro-Cap, $209 million. Since our Portfolios consist of very rapidly growing companies, an investor might expect the average PE ratio to be considerably higher than the market as a whole, but that has not been the case recently, further raising our optimism for the outlook for our Portfolios relative to the market. On the other hand, the market (as measured by the big-cap S&P 500) is now quite expensive.

Portfolio shares are available through both our custodian bank and our distributor, Oberweis.net, as well as through many mutual fund "supermarkets" without any transaction fees (though Mid-Cap and Micro-Cap have a 0.25% redemption charge which benefits the remaining fund shareholders, not the distributor). If you have any questions about the Portfolio's investment policies, please feel free to call me or either of our two other portfolio managers, Jim Oberweis, Jr. or Martin Yokosawa. We're normally available from 7:30 AM until 6:00 PM Central time and from 9:30 until noon on Saturday at 800-323-6166 or 630-801-6000 in the Chicago area. Please visit our website at www.oberweis.net.

         Sincerely,

         /s/ James D. Oberweis

         James D. Oberweis
         President

*Since inception returns are from commencement of operations on 1/1/96 for the Micro-Cap Portfolio, and 9/15/96 for the Mid-Cap Portfolio. Performance data represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                      OBERWEIS EMERGING GROWTH PORTFOLIO
                           Portfolio of Investments
                      June 30, 2000 (value in thousands)

Shares        Company (Closing Price)                                 Value
----------------------------------------------------------------------------------
              COMMON STOCKS - 100.8%

              Commercial Services - Staffing - 1.4%
   49,400     Hall Kinion & Associates, Inc. @ 33.312              $        1,646
                                                                   -----------------
              Computer - Local Networks - 0.5%
   20,000     Visual Networks, Inc. @ 28.500                                  570
                                                                   -----------------
              Computer - Manufacturers - 3.5%
  *40,000     Digital Lightwave, Inc. @ 100.500                             4,020
                                                                   -----------------
              Computer - Memory Devices - 2.0%
   20,000     Dataram Corp. @ 28.750                                          575
  *20,000     Silicon Storage Technology @ 88.312                           1,766
                                                                   -----------------
                                                                            2,341
                                                                   -----------------
              Computer - Optical Recognition - 1.2%
   80,000     Robotic Vision Systems, Inc. @ 18.000                         1,440
                                                                   -----------------
              Computer Peripherals - 1.7%
  *45,000     Cybex Computer Products @ 43.000                              1,935
                                                                   -----------------
              Computer Services - 3.1%
   10,000     Diamond Tech Partners, Inc. @ 88.000                            880
   16,000     Photon Dynamics, Inc. @ 74.687                                1,195
  100,000     Source Information Management
              Company @ 15.250                                              1,525
                                                                   -----------------
                                                                            3,600
                                                                   -----------------
              Computer Services - Staffing - 0.5%
   10,000     Administaff, Inc. @ 63.500                                      635
                                                                   -----------------
              Computer Software - Desktop - 1.7%
   50,000     Verity, Inc. @ 38.000                                         1,900
                                                                   -----------------
              Computer Software - Enterprise - 5.0%
  *20,000     Actuate Corp. @ 53.375                                        1,068
  *40,000     Intranet Solutions, Inc. @ 38.375                             1,535
   60,000     Latitude Communications @ 11.187                                671
   60,000     Magic Software Enterprise @ 10.687                              641
   30,000     Radiant Systems @ 24.000                                        720
   30,000     TTI Team Telecom @ 36.000                                     1,080
                                                                   -----------------
                                                                            5,715
                                                                   -----------------
              Computer Software - Finance - 0.5%
   60,000     Carreker-Antinori, Inc. @ 9.000                                 540
                                                                   -----------------
              Electrical - Equipment / Components 4.2%
   15,000     ACT Manufacturing, Inc. @ 46.437                                696
   60,000     American Technical Ceramics @ 27.875                          1,672
   10,000     Nice Systems Ltd. ADR @ 77.187                                  772
   30,000     Nu Horizons Electronics @ 26.625                                799
   15,000     Three Five Systems, Inc. @ 59.000                               885
                                                                   -----------------
                                                                            4,824
                                                                   -----------------
              Electrical - Parts Distributors - 1.0%
   60,000     Bell Microproducts, Inc. @ 18.375                    $        1,102
                                                                   -----------------
              Electronics - Components /
              Semiconductors - 14.2%

   60,000     ATMI, Inc. @ 46.500                                           2,790
   15,000     Diodes, Inc. @ 42.875                                           643
  *39,000     Gasonics International Corp. @ 39.437                         1,538
   30,000     Icos Vision Systems @ 36.500                                  1,095
  100,000     Ikos Systems @ 10.812                                         1,081
   10,000     Merix Corp. @ 47.000                                            470
   40,000     Nanometrics, Inc. @ 41.187                                    1,647
   30,000     Qlogic Corp. @ 66.062                                         1,982
   10,000     Radisys Corp. @ 56.750                                          568
   40,000     Silicon Valley Group, Inc. @ 25.875                           1,035
  *33,500     Transwitch Corp. @ 77.187                                     2,586
   49,000     V Three Semiconductor, Inc. @ 17.750                            870
                                                                   -----------------
                                                                           16,305
                                                                   -----------------
              Electronics - Laser Components - 4.2%
  187,500     Candela Corp. @ 9.125                                         1,711
  *62,500     Excel Technology, Inc. @ 50.312                               3,144
                                                                   -----------------
                                                                            4,855
                                                                   -----------------
              Electronics - Scientific Instruments - 0.7%
   50,000     Integrated Measurement Systems @ 15.750                         788
                                                                   -----------------
              Finance - Consumer / Commercial - 0.5%
 **15,000     Elron Electronic @ 36.812                                       552
                                                                   -----------------
              Food - Miscellaneous 3.1%
   40,000     Hain Celestial Group, Inc. @ 36.687                           1,467
  200,000     Monterey Pasta Co. @ 4.187                                      838
  130,000     Suprema Specialties, Inc. @ 9.375                             1,219
                                                                   -----------------
                                                                            3,524
                                                                   -----------------
              Household Appliances - 4.8%
  150,000     Salton, Inc. @ 36.875                                         5,531
                                                                   -----------------
              Internet Network Services - 2.5%
   46,000     Appnet, Inc. @ 36.000                                         1,656
   30,000     Netopia, Inc. @ 40.250                                        1,208
                                                                   -----------------
                                                                            2,864
                                                                   -----------------
              Internet Software - 1.4%
  *30,000     F5 Networks, Inc. @ 54.562                                    1,637
                                                                   -----------------
              Leisure - Products - 0.9%
   10,000     Direct Focus, Inc. @ 49.000                                     490
   20,000     Meade Instruments, Inc. @ 25.125                                503
                                                                   -----------------
                                                                              993
                                                                   -----------------
              Medical / Dental Services - 4.1%
  230,000     Advance Paradigm, Inc. @ 20.500                               4,715
                                                                   -----------------

See notes to Portfolio of Investments.

                      OBERWEIS EMERGING GROWTH PORTFOLIO

                       Portfolio of Investments (cont'd.)


Shares         Company (Closing Price)                                 Value
-------------------------------------------------------------------------------
               Medical - Ethical Drugs - 15.5%
*130,000       Andrx Corp. @ 63.921                                  $   8,310
*168,150       King Pharmaceuticals, Inc. @ 43.875                       7,377
  40,000       MGI Pharma, Inc. @ 28.765                                 1,151
 120,000       Sicor, Inc. @ 8.000                                         960
                                                                     ---------
                                                                        17,798
                                                                     ---------

               Medical - Nursing Homes /
               Outpatient Care - 0.7%
  20,000       Novamed Eyecare, Inc. @ 8.812                               176
  24,000       Rehabcare Group @ 27.250                                    654
                                                                     ---------
                                                                           830
                                                                     ---------
               Medical - Products - 6.8%
  80,000       North American Scientific @ 17.937                        1,435
*100,000       Polymedica Corp. @ 43.250                                 4,325
 200,000       Zevex International, Inc. @ 5.312                         1,063
  20,000       Zoll Medical Corp. @ 49.000                                 980
                                                                     ---------
                                                                         7,803
                                                                     ---------

               Oil & Gas - U.S. Exploration &
               Production - 2.8%
  40,000       Prima Energy Corp. @ 53.500                               2,140
**50,000       Vintage Petroleum @ 22.562                                1,128
                                                                     ---------
                                                                         3,268
                                                                     ---------
               Pollution Control - 1.0%
  50,000       Stericycle, Inc. @ 24.000                                 1,200
                                                                     ---------
               Restaurants - 1.1%
  40,000       P.F. Chang's China Bistro @ 31.937                        1,278
                                                                     ---------
               Retail - Apparel - 4.4%
  60,000       American Eagle Outfitters @ 14.000                          840
 100,000       Chico's Fas, Inc. @ 20.000                                2,000
  46,000       Children's Place @ 20.500                                   943
  40,000       Hot Topic, Inc. @ 32.000                                  1,280
                                                                     ---------
                                                                         5,063
                                                                     ---------
               Retail - Mail Order & Direct - 1.2%
  30,000       One-800 Contacts @ 47.000                                 1,410
                                                                     ---------
               Retail - Wholesale Computer - 1.7%
  50,000       Scansource, Inc. @ 38.875                                 1,944
                                                                     ---------
               Telecommunications - Equipment - 2.9%
 100,000       Audiovox Corp. @ 22.062                                   2,206
  12,000       Carrier Access Corp. @ 52.875                               634
  15,000       Xet Corp. @ 31.187                                          468
                                                                     ---------
                                                                         3,308
                                                                     ---------

               Total Common Stocks
               (Cost:  $73,763,000)                                  $ 115,934
                                                                     ---------

Face Amount                                                            Value
-------------------------------------------------------------------------------
               COMMERCIAL PAPER - 1.5%
$900,000       Heller Financial, Inc.
               6.87%, due 07-05-00                                   $     900
 900,000       Sears Roebuck Acceptance
               6.65%, due 07-03-00                                         900
                                                                     ---------
               Total Commercial Paper
               (Cost: $1,800,000)                                        1,800
                                                                     ---------

               Total Investments - 102.3%
               (Cost : $75,563,000)                                    117,734
                                                                     ---------

Contracts                                                               Value
-------------------------------------------------------------------------------
              COVERED CALL OPTIONS - (0.2%)
     200      Actuate Corp., August $80                              $     (11)
     100      Andrx Corp., July $70                                        (12)
     150      Cybex Computer Products, August $55                          (23)
     200      Digital Lightwave, Inc., July $140                           (14)
      50      Excel Technology, Inc., July $45                             (32)
      30      F5 Networks, Inc., July $75                                   (1)
     170      F5 Networks, Inc., October $120                              (21)
      40      Gasonics International Corp., July $50                        (2)
      20      Intranet Solutions, Inc., August $60                           -
   181.5      King Pharmaceuticals, Inc., July $46.66                      (37)
     100      King Pharmaceuticals, Inc., July $50                         (14)
     100      Polymedica Corp., July $50                                   (15)
     400      Polymedica Corp., September $65                              (60)
     100      Silicon Storage Technology, July $130                        (10)
     335      Transwitch Corp., August $140                                 (2)
     200      Visual Networks, Inc., July $90                                -
                                                                     ---------
              Total Covered Call Options
              (Premiums received : $363,000)                              (254)
              Other Liabilities less Assets - (2.1%)                    (2,437)
                                                                     ---------
               NET ASSETS - 100%                                     $ 115,043
                                                                     =========

Notes to Portfolio of Investments
------------------------------------------------------------------------------
* All or a portion of these stocks were held in escrow at June 30, 2000 to cover call options written. The aggregate market value was $39,811,000.

** Income producing security during the period ended June 30, 2000.

Based on the cost of investments of $75,563,000 for federal income tax purposes at June 30, 2000, the aggregate gross unrealized appreciation was $48,697,000, the aggregate gross unrealized depreciation was $4,617,000 and the net unrealized appreciation of investments was $44,080,000.

                         OBERWEIS MICRO-CAP PORTFOLIO

                           Portfolio of Investments
                       June 30, 2000 (value in thousands)


Shares       Company (Closing Price)                                    Value
-------------------------------------------------------------------------------
             COMMON STOCKS - 100.3%
             Chemicals - Plastics - 0.8%
  10,000     PW Eagle, Inc. @ 18.125                                  $     181
                                                                      ---------

             Commercial Services - Misc. - 5.4%
**30,000     Avert, Inc. @ 22.875                                           686
  10,000     FTI Consulting Group, Inc. @ 10.500                            105
  30,000     RMH Teleservices, Inc. @ 14.750                                443
                                                                      ---------
                                                                          1,234
                                                                      ---------

             Commercial Services - Schools - 2.8%
  12,500     New Horizons Worldwide, Inc. @ 23.234                          290
   9,400     Prosoft Training.com @ 16.812                                  158
  10,000     Quest Education Corp. @ 18.062                                 181
                                                                      ---------
                                                                            629
                                                                      ---------

             Commercial Services - Security - 2.2%
  50,000     Tidel Technologies, Inc. @ 9.937                               497
                                                                      ---------

             Computer - Integrated Systems - 0.5%
  25,000     Aspeon, Inc. @ 4.875                                           122
                                                                      ---------

             Computer Peripherals - 2.6%
   6,000     Loronix Information System @ 35.937                            216
  20,000     Manatron, Inc. @ 8.250                                         165
  46,000     Videolabs, Inc. @ 4.750                                        218
                                                                      ---------
                                                                            599
                                                                      ---------

             Computer Services - 0.4%
  12,000     Ontrack Data International, Inc. @ 7.812                        94
                                                                      ---------

             Computer Software - Desktop - 3.4%
  20,400     Verity, Inc. @ 38.000                                          775
                                                                      ---------

             Computer Software - Finance - 0.4%
   9,000     Epiq Systems, Inc. @ 10.875                                     98

             Computer Software - Enterprise - 6.5%
  10,000     Aremissoft Corp. @ 31.125                                      311
 *10,000     Intranet Solutions, Inc. @ 38.375                              384
  51,700     Netsmart Technologies, Inc. @ 5.187                            268
  30,000     Talx Corp. @ 17.125                                            514
                                                                      ---------
                                                                          1,477
                                                                      ---------

             Consumer Products - Misc. - 0.4%
   6,000     Koala Corp. @ 14.125                                            85
                                                                      ---------

             Electrical - Equipment / Components - 8.7%
  30,000     American Technical Ceramics @ 27.875                           836
  40,000     Bell Microproducts, Inc. @ 18.375                              735
  10,000     Nu Horizons Electronics @ 26.625                               266
  12,000     Rebtron Electronics @ 11.687                                   141
                                                                      ---------
                                                                          1,978
                                                                      ---------

             Electronics - Measuring Instruments - 1.7%
  10,000     Measurement Specialties, Inc. @ 38.375                   $     384
                                                                      ---------

             Electronics - Semiconductors / Components - 14.2%
  60,000     Candela Corp. @ 9.125                                          547
  25,000     Dense-Pac Microsystems, Inc. @ 10.875                          272
  40,000     Genesis Microchip, Inc. @ 17.875                               715
  70,000     Ikos Systems @ 10.812                                          757
  20,000     Intest Corp. @ 14.875                                          298
  10,000     Micro Component Technology @ 8.562                              86
  10,000     PSI Technologies Holdings - Class A
             @ 20.750                                                       207
  20,000     V Three Semiconductor @ 17.750                                 355
                                                                      ---------
                                                                          3,237
                                                                      ---------

             Financial Services - 0.4%
  20,000     Crown Group, Inc. @ 5.093                                      102
                                                                      ---------

             Food - Misc. - 4.3%
  97,000     Monterey Pasta Company @ 4.187                                 406
  60,000     Suprema Specialties, Inc. @ 9.375                              563
                                                                      ---------
                                                                            969
                                                                      ---------

             Household / Office Furniture - 1.1%
  40,000     Business Resource Group @ 6.375                                255
                                                                      ---------

             Leisure - Toys / Games - 1.3%
  20,000     JAKKS Pacific, Inc. @ 14.750                                   295
                                                                      ---------

             Machinery - 1.1%
  17,000     Nur Macroprinters, Ltd. @ 14.500                               246
                                                                      ---------

             Medical / Dental Supplies - 1.2%
  20,000     Interpore International @ 9.687                                194
  32,900     Pro-Dex, Inc. @ 2.437                                           80
                                                                      ---------
                                                                            274
                                                                      ---------

             Medical / Ethical Drugs - 1.6%
  18,000     Cima Labs, Inc. @ 20.250                                       364
                                                                      ---------

             Medical - Health Maintenance - 1.3%
  50,000     Lifemark Corp. @ 6.000                                         300
                                                                      ---------

             Medical Instruments - 2.5%
  40,000     Abaxis, Inc. @ 6.687                                           268
  10,000     Exactech, Inc. @ 15.937                                        159
  50,000     Rehabilicare, Inc. @ 2.812                                     141
                                                                      ---------
                                                                            568
                                                                      ---------

             Medical - Products - 7.4%
  30,000     North American Scientific @ 17.937                             538
 *12,000     Polymedica Corp. @ 43.250                                      519
 120,000     Zevex International, Inc. @ 5.312                              638
                                                                      ---------
                                                                          1,695
                                                                      ---------

             Oil - Domestic Integrated - 2.0%
  80,000     Meridian Resource Corp. @ 5.687                                455
                                                                      ---------

                         OBERWEIS MICRO-CAP PORTFOLIO
                      Portfolio of Investments (cont'd.)

Shares        Company (Closing Price)                      Value
-----------------------------------------------------------------
              Oil & Gas - U.S. Exploration
              & Production - 4.3%
   20,000     Beta Oil & Gas, Inc. @ 10.875              $    218
   15,700     Carrizo Oil & Gas, Inc. @ 6.000                  94
   30,700     Key Production Company, Inc. @ 17.500           537
   20,000     Magnum Hunter Resources @ 6.625                 132
                                                         --------
                                                              981
                                                         --------
              Pollution Control - Equipment - 0.4%
   15,000     Strategic Diagnostics @ 5.562                    83
                                                         --------
              Restaurants - 0.9%
   25,000     Rubio's Restaurants, Inc. @ 8.250               206
                                                         --------

              Retail - Apparel - 2.8%
   32,000     Chico's Fas, Inc. @ 20.000                      640
                                                         --------
              Shoes & Related Apparel - 2.0%
   35,000     Steven Madden Ltd. @ 6.562                      230
   15,000     Vans, Inc. @ 14.625                             219
                                                         --------
                                                              449
                                                         --------
              Telecommunications - Equipment - 10.3%
   15,000     Dset Corp. @ 30.375                             456
  100,000     Gentner Communications @ 14.000               1,400
   14,000     Nhancement Technologies, Inc. @ 13.312          186
   20,000     Spectralink Corp. @ 14.625                      293
                                                         --------
                                                            2,335
                                                         --------
              Telecommunications - Services - 2.1%
   10,000     Act Teleconferencing, Inc. @ 5.812               58
   17,000     Arguss Holdings, Inc. @ 18.875                  321
   10,000     Multi-Link Telecommunications @ 10.375          104
                                                         --------
                                                              483
                                                         --------
              Textile - Manufacturing - 2.7%
   56,500     Cutter & Buck, Inc. @ 7.937                     448
   25,000     Frenchtex @ 0.010                                 0
   10,000     Telfron, Ltd. @ 17.125                          171
                                                         --------
                                                              619
                                                         --------
              Transportation - Rail - 0.6%
   20,000     RailAmerica, Inc. @ 6.375                       127
                                                         --------
              Total Common Stocks
              (Cost: $17,422,000)                        $ 22,836
                                                         --------
              Total Investments - 100.3%
              (Cost : $17,422,000)                         22,836
                                                         --------
Contracts                                                  Value
-----------------------------------------------------------------

           COVERED CALL OPTIONS - (0.2%)
  100      Intranet Solutions, Inc., July $40             $   (13)
  120      Polymedica Corp., July $45                         (36)
                                                         --------
           Total Covered Call Options
           (Premiums received : $27,000)                      (49)

           Other Liabilities less Assets - (0.1%)             (26)
                                                         --------
           NET ASSETS - 100%                              $22,761
                                                         ========

Notes to Portfolio of Investments
--------------------------------------------------------------------------------
* All or a portion of these stocks were held in escrow at June 30, 2000 to cover call options written. The aggregate market value was $903,000.

** Income producing security during the period ended June 30, 2000.

   Based on the cost of investments of $17,422,000 federal income tax purposes at June 30, 2000, the aggregate gross unrealized appreciation was $6,820,000, the aggregate gross unrealized depreciation was $1,427,000 and the net unrealized appreciation of investments was $5,393,000.

                          OBERWEIS MID-CAP PORTFOLIO
                           Portfolio of Investments
                      June 30, 2000 (value in thousands)

Shares                     Company (Closing Price)                                  Value
-------------------------------------------------------------------------------------------------------
                          COMMON STOCKS - 100.4%
                          Banks - West / Southwest - 1.6%
   6,000                  Silicon Valley Bancshare @ 42.625                       $    256
                                                                                  --------
                          Commercial Services - Misc. - 1.1%
  *2,000                  Diamond Tech Partners, Inc. @ 88.000                         176
                                                                                  --------
                          Commercial Services - Security - 1.2%
   3,000                  Macrovision Corp. @ 63.921                                   192
                                                                                  --------
                          Computer Graphics - 1.6%
   4,000                  Nvidia Corp. @ 63.562                                        254
                                                                                  --------
                          Computer Local Networks - 2.3%
   2,000                  Extreme Networks, Inc. @ 105.500                             211
   6,000                  Visual Networks, Inc. @ 28.500                               171
                                                                                  --------
                                                                                       382
                                                                                  --------
                          Computer Manufacturers - 4.9%
  *8,000                  Digital Lightwave, Inc. @ 100.500                            804
                                                                                  --------
                          Computer Memory Devices - 3.1%
  10,000                  Advanced Digital Information @ 15.937                        159
  *4,000                  Silicon Storage Technology @ 88.312                          353
                                                                                  --------
                                                                                       512
                                                                                  --------
                          Computer Services - 0.9%
   2,000                  Amdocs, Inc. @ 76.750                                        154
                                                                                  --------
                          Computer Software - Desktop - 4.7%
   2,000                  Macromedia, Inc. @ 96.687                                    193
  15,000                  Verity, Inc. @ 38.000                                        570
                                                                                  --------
                                                                                       763
                                                                                  --------
                          Computer Software - Enterprise - 4.8%
   4,000                  Mercury Interactive Corp. @ 96.750                           387
   7,000                  Remedy Corp. @ 55.750                                        390
                                                                                  --------
                                                                                       777
                                                                                  --------
                          Computer Software - Security - 2.6%
  *2,000                  Check Point Software Technologies, Ltd. @ 211.750            424
                                                                                  --------
                          Electronics - Components /
                          Semiconductors - 7.8%
   3,000                  Anadigics, Inc. @ 34.062                                     102
  10,000                  ATMI, Inc. @ 46.500                                          465
   4,000                  Brooks Automation, Inc. @ 63.937                             256
   2,000                  Credence Systems Corp. @ 55.187                              110
 **4,000                  Helix Technology Corp. @ 39.000                              156
   2,000                  Orbotech, Ltd. @ 92.875                                      186
                                                                                  --------
                                                                                     1,275
                                                                                  --------
                          Electrical - Equipment /
                          Components - 15.6%
   3,000                  Commscope, Inc. @ 41.000                                $    123
  12,000                  Kemet Corp. @ 25.062                                         301
   6,000                  Power One, Inc. @ 113.937                                    684
 *18,000                  Powerwave Technologies, Inc. @ 44.000                        792
   3,000                  Sawtek, Inc. @ 57.562                                        173
   7,000                  Siliconix, Inc. @ 67.500                                     472
                                                                                  --------
                                                                                     2,545
                                                                                  --------
                          Electrical - Military Systems - 2.7%
  10,000                  Titan Corp. @ 44.750                                         447
                                                                                  --------
                          Household - Appliances - 2.3%
  10,000                  Salton, Inc. @ 36.875                                        369
                                                                                  --------
                           Medical - Dental Services - 2.2%
   5,000                   Quest Diagostics, Inc. @ 71.562                             358
                                                                                  --------
                           Medical - Ethical Drugs - 9.8%
   5,000                   Andrx Corp. @ 63.921                                        320
   4,000                   Biovail Corp. International @ 55.437                        222
 *20,250                   King Pharmaceuticals, Inc. @ 43.875                         888
  20,000                   Sicor, Inc. @ 8.000                                         160
                                                                                  --------
                                                                                     1,590
                                                                                  --------
                           Medical - Products - 3.9%
  12,000                   Cytyc Corp. @ 53.375                                        640
                                                                                  --------
                           Oil & Gas Exploration - 5.2%
  15,000                   Barrett Resources Corp. @ 30.437                            457
  10,000                   Triton Energy @ 39.312                                      393
                                                                                  --------
                                                                                       850
                                                                                  --------
                           Retail - 2.8%
  10,000                   Michael's Stores @ 45.812                                   458
                                                                                  --------
                           Retail / Wholesale - Computer - 2.7%
   7,500                   Insight Enterprises, Inc. @ 59.312                          445
                                                                                  --------
                           Telecommunications -
                           Equipment - 16.6%
   3,000                   Adtran, Inc. @ 59.875                                       180
  16,000                   Audiovox Corp. @ 22.062                                     353
   8,000                   Carrier Access Corp. @ 52.875                               423
   4,000                   Ditech Communications @ 94.562                              378
   6,000                   Polycom, Inc. @ 94.093                                      564
   5,000                   Quanta Services, Inc. @ 55.000                              275
   4,000                   Tollgrade Communications @ 132.500                          530
                                                                                  --------
                                                                                     2,703
                                                                                  --------
                           Total Common Stocks
                           (Cost: $11,511,000)                                    $ 16,374
                                                                                  --------
                           Total Investments - 100.4%
                           (Cost : $11,511,000)                                     16,374
                                                                                  --------

See notes to Portfolio of Investments.

                          OBERWEIS MID-CAP PORTFOLIO
                      Portfolio of Investments (cont'd.)

Contracts                                                      Value
-----------------------------------------------------------------------
            COVERED CALL OPTIONS - (0.4%)
     20     Check Point Software Tech. Ltd., July $300       $    (1)
     20     Diamond Tech Partners, July $110                      (1)
     20     Digital Lightwave, Inc., July $140                    (1)
     75     King Pharmaceuticals, Inc., July $46.66              (15)
    100     Powerwave Technologies, Inc., July $65                (4)
     80     Powerwave Technologies, Inc., July $80                 -
     40     Silicon Storage Technology, July $130                 (4)
     40     Tollgrade Communications, July $135                  (45)
                                                             -------
            Total Covered Call Options
            (Premiums received: $97,000)                         (71)

            Other Assets less Liabilities - 0.0%                   8
                                                             -------

            NET ASSETS - 100%                                $16,311
                                                             =======

Notes to Portfolio of Investments
--------------------------------------------------------------------------------

* All or a portion of these stocks were held in escrow at June 30, 2000 to cover call options written. The aggregate market value was $3,967,000.

** Income producing security during the period ended June 30, 2000.

   Based on the cost of investments of $11,511,000 for federal income tax purposes at June 30, 2000, the aggregate gross unrealized appreciation was $5,633,000, the aggregate gross unrealized depreciation was $738,000 and the net unrealized appreciation of investments was $4,895,000.

                     THE OBERWEIS FUNDS
                 Statement of Assets and Liabilities
            June 30, 2000 (in thousands, except pricing of shares)

                                                               Emerging Growth   Micro-Cap       Mid-Cap
                                                                  Portfolio      Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------
Assets:
        Investment securities at market value                    $   117,734     $  22,836       $ 16,374
            (Cost: $75,563, $17,422 and $11,511, respectively)
         Cash                                                             14            81              2
         Receivable from fund shares sold                                 48            98             59
         Receivable from securities sold                                  26            45              7
         Dividends and interest receivable                                 2             -              -
         Deferred organizational expense                                   -             6             14
         Prepaid expenses                                                 22            11              6
                                                                 -----------     ---------       --------
             Total Assets                                            117,846        23,077         16,462
                                                                 -----------     ---------       --------
Liabilities:
         Options written at value
         (Premiums received: $363, $27 and $97, respectively)            254            49             71
         Payable for fund shares redeemed                              1,047           104             51
         Payable for securities purchased                              1,265            79              -
         Payable to advisor                                               74            19             10
         Payable to distributor                                           22             4              3
         Accrued expenses                                                141            61             16
                                                                 -----------     ---------       --------
             Total Liabilities                                         2,803           316            151
                                                                 -----------     ---------       --------
Net Assets                                                       $   115,043     $  22,761       $ 16,311
                                                                 ===========     =========       ========
Analysis of net assets:
         Aggregate paid in capital                               $    38,432     $  15,018       $  6,102
         Accumulated net realized gain on investments                 32,531         2,351          5,319
         Net unrealized appreciation of investments                   44,080         5,392          4,890
                                                                 -----------     ---------       --------
             Net Assets                                          $   115,043     $  22,761       $ 16,311
                                                                 ===========     =========       ========
The Pricing of Shares:
         Net asset value and offering price per share
Emerging Growth Portfolio:
         ($115,043,336 divided by 2,774,901 shares outstanding)  $     41.46
                                                                 ===========

Micro-Cap Portfolio:
         ($22,760,809 divided by 1,251,706 shares outstanding)                   $   18.18
                                                                                 =========

Mid-Cap Portfolio:
         ($16,310,640 divided by 564,275 shares outstanding)                                     $  28.91
                                                                                                 ========

                See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS
                            Statement of Operations
                 Six Months Ended June 30, 2000 (in thousands)

                                                               Emerging Growth   Micro-Cap       Mid-Cap
                                                                  Portfolio      Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------
Investment Income:
         Interest                                                $     59        $       2       $      1
         Dividends                                                      9                6              1
                                                                 --------        ---------       --------
                  Total Investment Income                              68                8              2
                                                                 --------        ---------       --------
Expenses:
         Investment advisory fees                                     242               72             31
         Management fees                                              229               48             31
         Distribution fees                                            143               30             20
         Transfer agent fees and expenses                              80               29             20
         Custodian fees and expenses                                   68               39             26
         Professional fees                                             38               11              3
         Shareholder reports                                           16                7              1
         Federal and state registration fees                           13               10              7
         Insurance                                                      5                1              1
         Organizational expenses                                        -                6              6
         Trustees' fees                                                 4                1              1
         Miscellaneous                                                  1                -              -
                                                                 --------        ---------       --------
                  Total Expenses                                      839              254            147
                                                                 --------        ---------       --------

Net Investment Loss Before Expense Reimbursement                     (771)            (246)          (145)
         Expense reimbursement and earnings credits                    23               17              6
                                                                 --------        ---------       --------
Net Investment Loss                                                  (748)            (229)          (139)
                                                                 --------        ---------       --------
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                   22,006            5,033          4,837
Net realized gain (loss) from covered call options written            505              251           (814)
                                                                 --------        ---------       --------
         Total net realized gain                                   22,511            5,284          4,023
Decrease in net unrealized appreciation of investments             (6,041)          (3,788)        (1,122)
                                                                 --------        ---------       --------
Net realized and unrealized gain on investments                    16,470            1,496          2,901
                                                                 --------        ---------       --------
Net increase in net assets resulting from operations             $ 15,722        $   1,267       $  2,762
                                                                 ========        =========       ========

                See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS

              Statements of Changes in Net Assets (in thousands)


------------------------------------------------------------------------------------------------------------------------
                                                                                        Emerging Growth Portfolio
                                                                                     -----------------------------------
                                                                                     Six Months Ended     Year Ended
                                                                                      June 30, 2000    December 31, 1999
                                                                                     -----------------------------------
From Operations:
      Net investment loss                                                                $    (748)        $   (1,313)
      Net realized gain on investments                                                      22,511             23,323
      Increase (decrease) in net unrealized appreciation of investments                     (6,041)            15,640
                                                                                         ---------         ----------
      Net increase in net assets resulting from operations                                  15,722             37,650
                                                                                         ---------         ----------

From Capital Share Transactions:
      Net proceeds from sale of shares                                                      26,280             17,537
      Redemption of shares                                                                 (32,087)           (43,174)
                                                                                         ---------         ----------
      Net decrease from capital share transactions                                          (5,807)           (25,637)
                                                                                         ---------         ----------
      Total increase in net assets                                                           9,915             12,013

Net Assets:
      Beginning of period                                                                  105,128             93,115
                                                                                         ---------         ----------
      End of period                                                                      $ 115,043         $  105,128
                                                                                         =========         ==========
Transactions in Shares:
      Shares sold                                                                              642                699
      Less shares redeemed                                                                    (775)            (1,737)
                                                                                         ---------         ----------
      Net decrease from capital share transactions                                            (133)            (1,038)
                                                                                         =========         ==========

                See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS
              Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------------------------------------------------
                                                                                          Micro-Cap Portfolio
                                                                                -----------------------------------------
                                                                                Six Months Ended          Year Ended
                                                                                  June 30, 2000         December 31, 1999
                                                                                ------------------------------------------
From Operations:
         Net investment loss                                                     $       (229)           $        (396)
         Net realized gain on investments                                               5,284                    4,231
         Decrease in net unrealized appreciation of investments                        (3,788)                    (807)
                                                                                 ------------            -------------
         Net increase in net assets resulting from operations                           1,267                    3,028
                                                                                 ------------            -------------

From Capital Share Transactions:
         Net proceeds from sale of shares                                               3,905                    6,833
         Redemption of shares                                                          (3,712)                 (16,850)
                                                                                 ------------            -------------
         Net increase (decrease) from capital share transactions                          193                  (10,017)
                                                                                 ------------            -------------
         Total increase (decrease) in net assets                                        1,460                   (6,989)

Net Assets:
         Beginning of period                                                           21,301                   28,290
                                                                                 ------------            -------------
         End of period                                                           $     22,761            $      21,301
                                                                                 ============            =============

Transactions in Shares:
         Shares sold                                                                      189                      490
         Less shares redeemed                                                            (195)                  (1,227)
                                                                                 ------------            -------------
         Net decrease from capital share transactions                                      (6)                    (737)
                                                                                 ============            =============

                See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS
              Statements of Changes in Net Assets (in thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Micro-Cap Portfolio
                                                                                        -----------------------------------------
                                                                                        Six Months Ended          Year Ended
                                                                                          June 30, 2000         December 31, 1999
                                                                                        ------------------------------------------
From Operations:
         Net investment loss                                                             $       (139)            $        (157)
         Net realized gain on investments                                                       4,022                     3,246
         Increase (decrease) in net unrealized appreciation of investments                     (1,121)                    3,876
                                                                                         ------------             -------------
         Net increase in net assets resulting from operations                                   2,762                     6,965
                                                                                         ------------             -------------

From Distributions:
         Distributions from net realized gains on investments                                       -                    (1,280)
                                                                                         ------------             -------------

From Capital Share Transactions:
         Net proceeds from sale of shares                                                       4,753                    11,702
         Shares issued in reinvestment of distribution                                              -                     1,230
         Redemption of shares                                                                  (5,289)                  (11,448)
                                                                                         ------------             -------------
         Net increase (decrease) from capital share transactions                                 (536)                    1,484
                                                                                         ------------             -------------
         Total increase in net assets                                                           2,226                     7,169

Net Assets:
         Beginning of period                                                                   14,085                     6,916
                                                                                         ------------             -------------
         End of period                                                                   $     16,311             $      14,085
                                                                                         ============             =============
Transactions in Shares:
         Shares sold                                                                              173                       663
         Shares issued in reinvestment of dividends                                                 -                        62
         Less shares redeemed                                                                    (189)                     (683)
                                                                                         ------------             -------------
         Net increase (decrease) from capital share transactions                                  (16)                       42
                                                                                         ============             =============

                See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS
                         Notes to Financial Statements

                                 June 30, 2000


1. Significant Accounting Policies

Description of business. The Oberweis Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous portfolios under various trading strategies. The Trust consists of three portfolios: the Oberweis Emerging Growth Portfolio, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio (collectively, the Funds).

Investment valuation. Investments are stated at value. Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day's bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized costs.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the Chicago Board Options Exchange by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of each Fund's shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Repurchase agreements. Repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held through the Funds' custodian bank and is monitored daily by each Fund so that its market value exceeds the carrying value of the repurchase agreement.

Federal income taxes and dividends to shareholders. The Funds have complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. The Oberweis Mid-Cap Portfolio paid a dividend consisting of net long term realized gains from the sale of securities of $900,000 and net short term realized gains from the sale of securities of $380,000 in 1999 to shareholders of record on November 11, 1999. The Micro-Cap Portfolio has a capital loss carry forward of $2,704,000, which if not used to offset future net realized capital gains will expire in 2006.

Organizational costs. Organizational costs of the Micro-Cap Portfolio and Mid-Cap Portfolio have been capitalized and are being amortized on a daily basis using the straight line method over five years. Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. ("OAM") as the Funds' investment adviser and manager, and Oberweis.net, Inc. ("Oberweis.net"), an affiliate of OAM, is the Funds' principal distributor.

Investment advisory agreement. For investment advisory services, the Emerging Growth Portfolio paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50,000,000. The Micro-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2000, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred investment advisory fees totaling $242,000, $72,000, and $31,000, respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2000, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred management fees totaling $229,000, $48,000 and $31,000, respectively.

Expense reimbursement. OAM is obligated to reduce its management fees or reimburse the Funds to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund's average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. OAM reimbursed the Micro-Cap Portfolio and Mid-Cap Portfolio $7,000 and $1,000, respectively, for the period ended June 30, 2000.

Officers and trustees. Certain officers or trustees of the Funds are also officers or directors of OAM and Oberweis.net. During the period ended June 30, 2000, the Funds made no direct payments to its officers and paid $6,000 to its unaffiliated trustees.

Distribution and shareholder service expense. The Funds have a distribution and shareholder services agreement with Oberweis.net. For services under the distribution and shareholder servicing agreement, the Funds pay Oberweis.net a fee at the annual rate of .25% of the average daily net assets and reimbursement for certain out-of-pocket expenses. For the period ended June 30, 2000, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred distribution fees totaling $143,000, $30,000 and $20,000, respectively.

Commissions. The Funds pay Oberweis.net for executing some of each Fund's agency security transactions at competitive rates, typically $.03 per share. For the period ended June 30, 2000, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio paid commissions of $8,000, $1,000 and $2,000, respectively to Oberweis.net.

3. Investment transactions The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2000, other than options written and money market investments, aggregated $48,386,000 and $22,723,000, respectively, for the Emerging Growth Portfolio, $12,078,000 and $11,290,000, respectively, for the Micro-Cap Portfolio, and $8,609,000 and $9,565,000, respectively, for the Mid-Cap Portfolio.

Transactions in options written for the period ended June 30, 2000 were as follows:

                                                          Emerging Growth                 Micro-Cap                  Mid-Cap
                                                             Portfolio                    Portfolio                 Portfolio
                                                       ----------------------      ----------------------   ----------------------
                                                       Number                       Number                    Number
                                                         of         Premiums          of        Premiums        of        Premiums
                                                      Contracts     Received       Contracts    Received    Contracts     Received
                                                      -----------------------      ----------------------   ----------------------
Options outstanding at beginning of period              3,050    $   873,000         600      $   53,000       310      $  162,000

Options written                                        12,729      3,548,000       2,434         361,000     2,090         755,000
Options expired                                        (8,976)    (2,306,000)     (2,138)       (282,000)   (1,365)       (361,000)

Options closed                                       (1,987.5)      (904,000)       (400)        (39,000)     (515)       (368,000)

Options assigned                                       (2,439)      (848,000)       (276)        (66,000)     (125)        (91,000)
                                                     -----------------------      ----------------------   ----------------------
Options outstanding at end of period                  2,376.5    $   363,000         220      $   27,000       395      $   97,000

The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund.

4. Redemption fee

A .25% redemption fee is charged on redemptions from the Micro-Cap and Mid-Cap Portfolios. The redemption fee is retained by the Funds and is intended to reimburse the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap and Mid-Cap Portfolios were $9,000 and $13,000, respectively, for the period ended June 30, 2000, and were recorded as a reduction of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Funds total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2000, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio received credits of $23,000, $10,000 and $5,000, respectively. During the period ended June 30, 2000, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio incurred interest charges of $6,000, $1,000 and $1,000, respectively, which is included in custodian fees and expenses in the statement of operations.

                             FINANCIAL HIGHLIGHTS

 Per share income and capital changes for a share outstanding throughout each period is as follows:

                                                                             Emerging Growth Portfolio
                                                        -------------------------------------------------------------------------
                                                         Six Months Ended                      Years ended December 31,
                                                           June 30, 2000          1999              1998       1997     1996
                                                        -------------------------------------------------------------------------
Net asset value at beginning of period                      $  36.15          $  23.60            $25.71    $  32.86   $  29.09
Income (loss) from investment operations:
Net investment loss/(a)/                                        (.27)             (.41)             (.33)       (.37)      (.32)
Net realized and unrealized gain (loss) on investments          5.58             12.96              (.63)      (2.14)      6.73
                                                            --------          --------            ------    --------   --------
Total from investment operations                                5.31             12.55              (.96)      (2.51)      6.41
Less distributions:
Distribution from net realized gains on investments                -                 -             (1.15)      (4.64)     (2.64)

Net asset value at end of period                            $  41.46          $  36.15            $23.60    $  25.71   $  32.86
                                                            ========          ========            ======    ========   ========
Total Return (%)                                                14.7/(c)/         53.2              (3.1)       (8.6)      22.5
Ratio/Supplemental Data
Net Assets at end of period (in thousands)                  $115,043          $105,128           $93,115    $139,983   $185,595
Ratio of expenses to average net assets (%)                     1.47/(b)/         1.59              1.55        1.44       1.48
Ratio of net investment loss to average net assets (%)         (1.35)/(b)/       (1.56)            (1.37)      (1.18)     (0.97)
Portfolio turnover rate (%)/(b)/                                  86                63                49          75         64
Average commission rate paid                                $  .0332          $  .0305            $.0280    $  .0337   $  .0413

_______________
Notes:

/(a)/ The net investment loss per share data was determined using average shares outstanding during the period.
/(b)/  Annualized
/(c)/  Not annualized

                             FINANCIAL HIGHLIGHTS
  Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                                      Micro-Cap Portfolio
                                                   --------------------------------------------------------------------------------
                                                    Six Months Ended             Years Ended December 31,         *January 1, 1996-
                                                     June 30, 2000         1999             1998           1997   December 31, 1996
                                                   --------------------------------------------------------------------------------
Net asset value at beginning of period                 $  16.94           $  14.18       $  13.59       $   12.28      $    10.00
Income (loss) from investment operations:
Net investment loss/(a)/                                  (0.18)              (.28)          (.24)           (.21)           (.15)
Net realized and unrealized gain on investments            1.42               3.04            .83            1.52            2.43
                                                       --------           --------       --------       ---------      ----------
Total from investment operations                           1.24               2.76            .59            1.31            2.28
                                                       --------           --------       --------       ---------      ----------
Net asset value at end of period                       $  18.18           $  16.94       $  14.18       $   13.59      $    12.28
                                                       ========           ========       ========       =========      ==========
Total Return (%)                                            7.3/(d)/          19.5            4.3            10.7            22.8
Ratio/Supplemental Data
Net Assets at end of period (in thousands)             $ 22,761           $ 21,301       $ 28,290       $  36,837      $   30,733
Ratio of expenses to average net assets (%)                2.00/(b)(c)/       2.00/(b)/      1.99/(b)/       1.81            1.94
Ratio of net investment loss to average net assets (%)    (1.91)/(c)/        (1.98)         (1.83)          (1.52)          (1.15)
Portfolio turnover rate (%)/(c)/                             97                 46             41              89              70
Average commission rate paid                           $  .0290           $  .0328       $  .0288       $   .0343      $    .0371

_________
Notes:

/(a)/ The net investment loss per share data was determined using average shares outstanding during the period.
/(b)/ Net of expense reimbursement from related parties. The expense ratio would have been 2.13%, 2.17% and 2.06% for the period ended June 30, 2000, and December 31, 1999 and 1998, respectively, before expense reimbursement and earnings credits.
/(c)/  Annualized.
/(d)/  Not annualized.
* Commencement of operations

                             FINANCIAL HIGHLIGHTS
  Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                                      Mid-Cap Portfolio
                                                       ----------------------------------------------------------------------------
                                                       Six Months Ended          Years Ended December 31,      *September 15, 1996-
                                                        June 30, 2000        1999         1998          1997     December 31, 1996
                                                       ----------------------------------------------------------------------------
Net asset value at beginning of period                   $  24.29        $  12.86      $   10.51      $10.29        $10.00
Income (loss) from investment operations:
Net investment loss/(a)/                                     (.25)           (.31)          (.21)       (.19)         (.05)
Net realized and unrealized gain on investments              4.87           14.22           2.56         .76           .34
                                                         --------        --------      ---------      ------        ------
Total from investment operations                             4.62           13.91           2.35         .57           .29
Less distributions:
Distributions from net realized gains on investments            -           (2.48)             -        (.35)            -

Net asset value at end of period                         $  28.91        $  24.29      $   12.86      $10.51        $10.29
                                                         ========        ========      =========      ======        ======
Total Return (%)                                             19.0/(d)/      112.7           22.4         5.4           2.9/(d)/
Ratio/Supplemental Data
Net Assets at end of period (in thousands)               $ 16,311        $ 14,085      $   6,916      $6,347        $7,295
Ratio of expenses to average net assets (%)                  1.88/(c)/       2.00/(b)/      2.00/(b)/   2.00/(b)/     2.00/(b)(c)
Ratio of net investment loss to average net assets (%)      (1.77)/(c)/     (1.93)         (1.94)      (1.81)        (1.62)/(c)/
Portfolio turnover rate (%)/(c)/                              111             153             72         106            21/(c)/
Average commission rate paid                             $  .0240        $  .0345      $   .0305      $.0318        $.0371

__________
Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the period.
/(b)/ Net of expense reimbursement from related parties. The expense ratios would have been 2.43%, 2.61%, 2.46% and 3.42%, for the period December 31, 1999, 1998, 1997 and 1996, respectively, before expense reimbursement and earnings credits.
/(c)/  Annualized.
/(d)/ Not annualized.
* Commencement of operations.

                              [LOGO] The Oberweis Funds

Trustees and Officers
James D. Oberweis                   Thomas J. Burke
Trustee and President               Trustee

Douglas P. Hoffmeyer                Edward F. Streit
Trustee                             Trustee

Patrick B. Joyce                    Martin L. Yokosawa
Executive Vice President            Senior Vice President
Treasurer

James W. Oberweis                   Steven J. LeMire
Senior Vice President               Vice President
                                    Secretary

Manager and Investment Advisor
Oberweis Asset Management, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-800-323-6166
www.oberweis.net

Distributor
Oberweis.net, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-630-801-6000
www.oberweis.net

Custodian
State Street Bank and Trust Company
801 Pennsylvania, Kansas City, MO 64105

Transfer Agent
Investors Fiduciary Trust Company
P.O. Box 219042, Kansas City, MO 64121
1-800-245-7311

Counsel
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street, Chicago, IL 60601


                                               Semi-Annual Report
                                               ------------------
                                                   Unaudited

                                                 June 30, 2000
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